Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 231.8	SFr 215.6
Assets with discretionary mandates	294.8	267.4
Other assets under management	1,087.4	1,028.9
Assets under management (including double counting)	1,614.0	1,511.9	SFr 1,507.2
of which double counting	46.2	49.1
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	228.9	210.7
Assets with discretionary mandates	294.8	267.3
Other assets under management	1,087.3	1,029.0
Assets under management (including double counting)	1,611.0	1,507.0	SFr 1,500.7
of which double counting	SFr 45.9	SFr 48.8